Note 7 - Accrued Expenses: Schedule of Accrued Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016		Sep. 30, 2015
Details
Break fee for terminated transaction	$ 250,000	$ 250,000		$ 250,000
Professional and Contract Services Expense	850	49,000
Accrued expenses	$ 250,850	$ 299,000	[1]	$ 313,048	[1]

[1]	Note 10